Business acquisition - Summary of purchase price as of the date of dada acquisition (Details) - Dada Acquisition [Member] ¥ in Millions	Feb. 28, 2022 CNY (¥)
Summary of purchase price as of the date of acquisition [Line Items]
Cash	¥ 3,452
Business cooperation agreement as consideration of the acquisition	1,606
Fair value of previously held equity interests	5,702
Total	¥ 10,760